Other risks and contingent liabilities	6 Months Ended
Jun. 30, 2026
Other risks and contingent liabilities
Other risks and contingent liabilities

7) Other risks and contingent liabilities

TotalEnergies is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the TotalEnergies company, other than those mentioned below.

Middle East: Situation of the Company

Since the start of the crisis in the Middle East on February 28, 2026, TotalEnergies is fully mobilized to monitor closely developments in the situation in order to implement appropriate measures.

Consequences of the conflict for TotalEnergies to date

-	As of end of March, the production shut down in Qatar, Iraq and UAE offshore, represented approximately 15% of the total oil and gas production of the Company.
-	During the second quarter of 2026, the conflict in the Middle East impacted the production of the Company by an average of 210 kboe/d.
-	The impact of the conflict in the Middle East is estimated between 5% and 10% of the Company's total production, due to the ramp-up and gradual restart of production in the region. However, the situation remains very volatile, and the level of production land effective lifting remains conditional on the ability to export through the Strait of Hormuz.
-	Following incidents that affected the SATORP[1] refinery in early April, the refinery restarted at half capacity one week later. Early May, it reached 70% of its nominal capacity and should return to its nominal capacity at the end of the third quarter of 2026.
-	With the exception of the SATORP refinery, the Company’s assets were not damaged during the conflict.

The assessment of the impacts of the conflict on the Company's operations did not identify any impairment indicators as at the end of June 2026.

Yemen

In Yemen, the deterioration of security conditions in the vicinity of the Balhaf site caused the company Yemen LNG, in which the TotalEnergies company holds a stake of 39.62%, to stop its commercial production and export of LNG and to declare force majeure to its various stakeholders in 2015. The plant has been put in preservation mode.

Legal and arbitration proceedings

-	Disputes relating to Climate

In France, TotalEnergies SE was summoned in January 2020 before Nanterre’s Civil Court of Justice by certain associations and local communities in order to oblige the Company to complete its Vigilance Plan, by identifying in detail risks relating to a global warming above 1.5 °C, as well as indicating the expected amount of future greenhouse gas emissions related to the Company's activities and its product utilization by third parties and in order to obtain an injunction ordering the Corporation to cease exploration and exploitation of new oil or gas fields, to reduce its oil and gas production by 2030 and 2050, and to reduce its net direct and indirect CO2 emissions by 40% in 2040 compared with 2019. This action was declared inadmissible on July 6, 2023, by the Paris Civil Court of Justice to which the case was transferred following a new procedural law. Following the appeal filed by the claimants, the Paris Court of Appeal, in a judgment of June 18, 2024, considered the action initiated admissible in particular on the basis of the law on the duty of vigilance transferring the case for trial on the merits before the Paris Civil Court of Justice, while striking out 17 of the 22 applicants as well as declining to awards any provisional measures.

In its judgement of 25 June 2026, the Paris Judicial Court did not uphold the claims seeking to prohibit TotalEnergies from developing or undertaking new oil and gas projects or to require it to reduce its oil and gas production; the Court confirmed that the duty of vigilance “law is not intended to hold the companies concerned responsible for the risks related to climate change resulting from all human activity on the planet since the Industrial Revolution”. The Court also held that it is not for the Court to dictate targets or specific measures that would be binding on TotalEnergies.

[1] Platform jointly owned by Aramco (62.5%) and TotalEnergies (37.5%).

However, the Court did not follow the opinion of the Public Prosecutor’s Office — according to which the scope of the Duty of vigilance law does not extend to climate change — and held that a company’s vigilance plan should address climate-related risks. Finding that greenhouse gas emissions from its operations (Scopes 1 and 2) are already effectively incorporated into its vigilance plan, the Court ordered TotalEnergies to include emissions from its customers (Scope 3) and to update its vigilance plan accordingly within six months from service of the judgment. Upon expiry of that period, the proceedings are expected to resume before the Court so that it may rule on the review of the supplemented vigilance plan and on claims in respect of which it had stayed its decision. TotalEnergies SE has decided that it will appeal this judgment before the Paris Court of Appeal.

Proceedings against the Company, involving similar injunctive relief claims, were initiated in March 2024 before the Tournai Enterprise Court in Belgium. In a judgment dated 18 March 2026, the Court held that it had jurisdiction on the grounds that the damage alleged by the claimant was said to have materialised in Belgium, but decided to stay the proceedings pending the above-mentioned 25 June 2026 decision of the Paris Judicial Court. TotalEnergies has appealed that judgment before the Mons Court of Appeal.

Some associations in France brought civil and criminal actions against TotalEnergies SE, with the purpose of proving that since May 2021 – after the change of name of TotalEnergies – the Corporation’s corporate communication and its publicity campaign contain environmental claims that are either false or misleading for the consumer. By decision dated 23 October 2025, the Paris Judicial Court ruled that the Corporation’s institutional communication of an informational nature did not fall under the Consumer Code or the scope of misleading commercial practices. The claims concerning the communication campaign related to its name change in 2021, as well as those targeting its institutional communication on the role of natural gas and biofuels in the energy transition, were all dismissed. No “advertising” by TotalEnergies' subsidiaries in France was condemned by the court. However, the court requested the removal of three paragraphs relating to carbon neutrality ambitions from the website of its commercial subsidiary TotalEnergies Electricité et Gaz France intended for customers. Neither party appealed this civil ruling, which has become final.

In France, on July 4, 2023, nine shareholders (two companies and 7 individuals holding a small number of the Corporation’s shares) brought an action against the Corporation before the Nanterre Commercial Court, seeking notably the annulment of resolution no. 3 passed by the Corporation’s Annual Shareholders’ Meeting on May 26, 2023, recording the results for fiscal year 2022 and setting the amount of the dividend to be distributed for fiscal year 2022. The plaintiffs essentially allege an insufficient provision for impairment of TotalEnergies’ assets in the financial statements for the fiscal year 2022, due to the insufficient consideration of future risks and costs related to the consequences of greenhouse gas emissions emitted by its customers (scope 3) and carbon cost assumptions presented as too low. On 25 September 2025, during the preliminary procedural phase of the proceedings, the claimants’ principal claim was dismissed for lack of standing. The appeal lodged by the claimants against that judgment was declared inadmissible on 15 April 2026.

In the United States, the Corporation and several of its US subsidiaries of were summoned, amongst many other companies and professional associations, in several "climate litigation" cases, seeking to establish legal liability for past greenhouse gas emissions, and to compensate plaintiff public authorities, in particular for resulting adaptation costs. The Company considers that the courts lack jurisdiction, that it has many arguments to put forward, and considers also that the past and present behavior of the Company does not constitute a fault susceptible to give rise to liability.

-Mozambique

In France, victims and heirs of deceased persons filed a complaint against TotalEnergies SE in October 2023 with the Nanterre Prosecutor, following the events perpetrated by terrorists in the city of Palma in March 2021. This complaint would allege that the Corporation is liable for “unvoluntary manslaughter” and “failure to assist people in danger”. The Corporation considers these accusations as unfounded in both law and fact[2].

-Kazakhstan

On April 1st, 2024, the Republic of Kazakhstan filed a Statement of Claims in the context of an arbitration involving TotalEnergies EP Kazakhstan and its partners under the production sharing contract related to the North Caspian Sea. TotalEnergies EP Kazakhstan and its partners consider this action to be unfounded. Therefore, it is not possible at this date to reliably assess the potential consequences of this claim, particularly financial ones, nor the date of their implementation.

[2] Refer to the press release published by the Company on October 11, 2023 contesting the accusations.